Income Tax Note (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Note [Abstract]
Schedule of Canadian Federal and Provincial Statutory Income Tax Rate

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2024 – 26.5%) to the effective tax rate is as follows:

	2025	2024
Net Income/(Loss) before recovery of income taxes	1,011,790	(51,159,048)

Expected income tax (recovery)/expense	268,124	(13,557,148)
Difference in foreign tax rates	6,871	966
Listing expense	-	10,992,625
Non-taxable fair value gain adjustment	(1,722,146)	-
Non-deductible loss on loan settlement	449,196	-
Share issue costs booked to equity	(246,802)	-
Other permanent expenses	1,787	2,061,001
Change in tax benefits not recognized	1,242,970	502,556
Income tax (recovery)/expense	-	-

Schedule of Deferred Tax Assets	Deferred tax assets have not been recognized in respect of the following deductible temporary differences:
Unrecognized deductible temporary differences	2025	2024
Equipment	4,508	240
Restricted interest and financing expenses – Canada	764,297	-
Share issuance costs and others	722,097	124,132
Non-capital losses carried forward-Canada	4,248,226	1,357,347
Non-capital losses carried forward-Australia	431,349	164,861
	6,170,477	1,646,580

Schedule of Non-Capital Loss Carry Forwards	The Company’s non-capital loss carry forwards will expire as noted in the table below:
Year of expiry	Canada	Australia
2044	1,357,347	-
2045	2,890,879
Indefinite	-	431,349
Total	4,248,226	431,349